Fair Value Measurements - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale investments	$ 343,249	$ 368,587
Term Deposits [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale investments	40,069
Asset Backed Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale investments	69,496	52,022
Government Debt Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale investments	47,308	57,829
Corporate Debt Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale investments	186,376	258,736
Fair Value Measurements Recurring [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale investments	343,249
Marketable debt securities		368,587
Total fair value of assets	1,273,091	442,636
Earnout Shares Liability	109,844
Total fair value of liabilities	154,746
Fair Value Measurements Recurring [Member] | Common Stock Warrant Liabilities Public [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Common stock warrant liabilities	26,910
Fair Value Measurements Recurring [Member] | Common Stock Warrant Liabilities Private [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Common stock warrant liabilities	17,992
Fair Value Measurements Recurring [Member] | Money Market Funds [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale investments	929,842	74,049
Fair Value Measurements Recurring [Member] | Cash Equivalents [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale investments	929,842	74,049
Fair Value Measurements Recurring [Member] | Term Deposits [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale investments	40,069
Fair Value Measurements Recurring [Member] | Asset Backed Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale investments	69,496	52,022
Fair Value Measurements Recurring [Member] | Government Debt Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale investments	47,308	57,829
Fair Value Measurements Recurring [Member] | Corporate Debt Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale investments	186,376	258,736
Fair Value Measurements Recurring [Member] | Level 1 [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Marketable debt securities		0
Total fair value of assets	929,842	74,049
Total fair value of liabilities	26,910
Fair Value Measurements Recurring [Member] | Level 1 [Member] | Common Stock Warrant Liabilities Public [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Common stock warrant liabilities	26,910
Fair Value Measurements Recurring [Member] | Level 1 [Member] | Money Market Funds [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale investments	929,842	74,049
Fair Value Measurements Recurring [Member] | Level 1 [Member] | Cash Equivalents [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale investments	929,842	74,049
Fair Value Measurements Recurring [Member] | Level 2 [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale investments	343,249
Marketable debt securities		368,587
Total fair value of assets	343,249	368,587
Total fair value of liabilities	17,992
Fair Value Measurements Recurring [Member] | Level 2 [Member] | Common Stock Warrant Liabilities Private [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Common stock warrant liabilities	17,992
Fair Value Measurements Recurring [Member] | Level 2 [Member] | Term Deposits [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale investments	40,069
Fair Value Measurements Recurring [Member] | Level 2 [Member] | Asset Backed Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale investments	69,496	52,022
Fair Value Measurements Recurring [Member] | Level 2 [Member] | Government Debt Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale investments	47,308	57,829
Fair Value Measurements Recurring [Member] | Level 2 [Member] | Corporate Debt Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale investments	186,376	258,736
Fair Value Measurements Recurring [Member] | Level 3 [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Marketable debt securities		0
Total fair value of assets		$ 0
Earnout Shares Liability	109,844
Total fair value of liabilities	$ 109,844